                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):
    is a restatement.                       [   ]

    adds new holdings entries.              [   ]

Institutional Investment Manager Filing this Report:

Name:    Kramer Capital Management, Inc.
Address: 767 Third Avenue
         5th Floor
         New York, New York 10017


Form 13F File Number: 28-05531

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew B. Kramer
Title:   Managing Member
Phone:   (212) 906-1198

Signature, Place, and Date of Signing:

  /s/ Andrew B. Kramer         New York, New York   2/14/2001
  _________________________  ____________________  _______________
    [Signature]                 [City, State]        [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     98

Form 13F Information Table Value Total:     $147,210,146


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                                                            FORM 13F
                                                 Karmer Capital Management, Inc.
                                                        December 31, 2000
   COLUMN 1           COLUMN 2       COLUMN 3        COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------      ---------      --------        --------      -----------     --------  --------     -----------
                      TITLE OF                                                               OTHER       VOTING AUTHORITY
NAME OF ISSUER        CLASS            CUSIP         VALUE      SH/P AMT  S/P P/C  INV DSC  MANAGERS  SOLE   SHARED  NONE
----------------      --------       ---------       --------   --------  -------- -------- --------  -----  ------  -----
AGILENT TECHNOLOGIES
  INC                Common Stock   00846U101000       208,817     3,814  SH       Sole     None      Yes    No      No
AMERICA ONLINE INC
  -DEL               Common Stock   02364J104000       208,800     6,000  SH       Sole     None      Yes    No      No
AMERICAN
 INTERNATIONAL GROUP Common Stock    26874107000     5,584,777    56,662  SH       Sole     None      Yes    No      No
AMGEN INC            Common Stock    31162100000    10,652,071   166,600  SH       Sole     None      Yes    No      No
BERNALILLO CNTY
  N MEX GROSS        Bond           08527NBM7060        25,093    25,000  SH       Sole     None      Yes    No      No
CALL ABBOTT LABS
  JAN 025 PBW        Equity Option  0028289A1058       950,000       400  CALL     Sole     None      Yes    No      No
CALL ABBOTT LABS
  JAN 030 ****       Equity Option     0028299A9       216,250       100  CALL     Sole     None      n/a    No      No
CALL AMER INTL
  JAN 53.375****     Equity Option  0269249A0288     1,167,000       160  CALL     Sole     None      Yes    No      No
CALL AMER INTL GP
  JAN 064 ****       Equity Option     0D599W9A8       837,500        80  CALL     Sole     None      Yes    No      No
CALL AMER ONLINE
  JAN 040 ****       Equity Option  0239309A0088       376,000       400  CALL     Sole     None      Yes    No      No
CALL AMER ONLINE
  JAN 040 ****       Equity Option     08999W9A5       640,000     1,000  CALL     Sole     None      n/a    No      No
CALL AMER ONLINE
  JAN 050 ****       Equity Option  0239309A0108     1,079,000     1,660  CALL     Sole     None      n/a    No      No
CALL AMERN EXPRE
  JAN26.625****      Equity Option  02581G9A7018     1,792,500       600  CALL     Sole     None      n/a    No      No
CALL AMGEN INC
  JAN 025 AMEX       Equity Option  03116U9A8058       993,000       240  CALL     Sole     None      n/a    No      No
CALL AMGEN INC
  JAN 040 AMEX       Equity Option  03116U9A8088     2,430,000       800  CALL     Sole     None      n/a    No      No
CALL CHASE MNHATN
  JAN 033 ****       Equity Option  16161K9A6288       703,125       300  CALL     Sole     None      n/a    No      No
CALL CHASE MNHATN
  JAN 035 ****       Equity Option  16161G9A5078     2,376,000       960  CALL     Sole     None      n/a    No      No
CALL CHASE MNHATN
  JAN 040 ****       Equity Option  16161G9A5088       279,125       203  CALL     Sole     None      n/a    No      No
CALL CISCO SYS
  JAN 030 ****       Equity Option     17275V9A3     1,988,300     1,348  CALL     Sole     None      n/a    No      No





                                4




CALL CISCO SYSTEM
  JAN 070 ****       Equity Option  17275Q9A4148       731,250     1,300  CALL     Sole     None      n/a    No      No
CALL CITIGROUP
  JAN 030 ****       Equity Option  1F499W9A3068     1,093,925       350  CALL     Sole     None      n/a    No      No
CALL CITIGROUP
  JAN 045 ****       Equity Option  1729729A1098       320,000       200  CALL     Sole     None      n/a    No      No
CALL CITIGROUP
  JAN 22.5****       Equity Option  1F499W9A3028       203,158        52  CALL     Sole     None      n/a    No      No
CALL CITIGROUP
  JAN 33.375****     Equity Option     8939269A5       787,500       150  CALL     Sole     None      n/a    No      No
CALL CITIGROUP
  JAN 37.5****       Equity Option  1F499W9A3208     6,442,686     2,710  CALL     Sole     None      n/a    No      No
CALL CITIGROUP
  JAN 020  ****      Equity Option  8939269A5298     1,693,125       350  CALL     Sole     None      n/a    No      No
CALL COMPAQ COMP
  JAN 015 PSE        Equity Option  20449V9A8038       344,400       820  CALL     Sole     None      n/a    No      No
CALL EMC CORP
  JAN 050 ****       Equity Option  2689349A6108     1,434,375       450  CALL     Sole     None      n/a    No      No
CALL EMERSON ELEC
  JAN 050 AMEX       Equity Option  2909349A8108     1,306,500       390  CALL     Sole     None      n/a    No      No
CALL ENRON CORP
  JAN 020 ****       Equity Option  2935619A6048       631,250       100  CALL     Sole     None      n/a    No      No
CALL ENRON CORP
  JAN 025 ****       Equity Option  2935619A6058       866,250       150  CALL     Sole     None      n/a    No      No
CALL ENRON CORP
  JAN 040 CBOE       Equity Option  2939109A5088     1,228,500       270  CALL     Sole     None      n/a    No      No
CALL ENRON CORP
  JAN 050 CBOE       Equity Option  2939109A5108     1,117,500       300  CALL     Sole     None      n/a    No      No
CALL FED NATL MTG
  JAN 040 PBW        Equity Option  31358W9A2088       430,875        90  CALL     Sole     None      n/a    No      No
CALL FED NATL MTG
  JAN 050 PBW        Equity Option  31358W9A2108       392,500       100  CALL     Sole     None      n/a    No      No
CALL FED NATL MTG
  JAN 070 PBW        Equity Option     31358W9A2       957,500       200  CALL     Sole     None      n/a    No      No
CALL FREDDIE MAC
   JAN 035 PBW       Equity Option  31358W9A2108       207,000        60  CALL     Sole     None      n/a    No      No
CALL FREDDIE MAC
  JAN 040 ****       Equity Option  3129209A1088     1,880,625       590  CALL     Sole     None      n/a    No      No
CALL HEWLETT PACK
  JAN 075 ****       Equity Option  4G299W9A0158       555,000       240  CALL     Sole     None      n/a    No      No
CALL HOME DEPOT
  JAN 030 ****       Equity Option     4369329A7       128,250        60  CALL     Sole     None      n/a    No      No
CALL HOME DEPOT
  JAN 040 ****       Equity Option  4369309A1088       510,000       400  CALL     Sole     None      n/a    No      No
CALL HOME DEPOT
  JAN 33.37 ****     Equity Option     58499W9A5       731,250       300  CALL     Sole     None      n/a    No      No
CALL INTEL CORP
  JAN 015 ****       Equity Option  29799W9A3038     1,694,000     1,120  CALL     Sole     None      n/a    No      No





                                5




CALL INTEL CORP
  JAN 030 ****       Equity Option  45814E9A0068     1,805,250     1,660  CALL     Sole     None      n/a    No      No
CALL INTEL CORP
  JAN 030 ****       Equity Option     45814G9A5       640,000       800  CALL     Sole     None      n/a    No      No
CALL INTEL CORP
  JAN 035 ****       Equity Option  45814E9A0078       876,000       960  CALL     Sole     None      n/a    No      No
CALL INTEL CORP
  JAN 035 ****       Equity Option  45814G9A5078       300,000       500  CALL     Sole     None      n/a    No      No
CALL M.S.D.W.&CO
  JAN 020 ****       Equity Option  6174469A9048       592,500       100  CALL     Sole     None      n/a    No      No
CALL M.S.D.W.&CO
  JAN 040 ****       Equity Option  2419379A1088     1,477,688       355  CALL     Sole     None      n/a    No      No
CALL MOTOROLA INC
  JAN 030 ****       Equity Option  6200809A1068       285,000       600  CALL     Sole     None      n/a    No      No
CALL NEXTEL COMMU
  JAN 015 ****       Equity Option  6529019A9038     1,224,000       960  CALL     Sole     None      n/a    No      No
CALL PALM INC
  JAN 040 ****       Equity Option  8E299W9A1088       910,000       400  CALL     Sole     None      n/a    No      No
CALL PFIZER INC
  JAN 030 AMEX       Equity Option  7170859A4068     5,217,000     2,820  CALL     Sole     None      n/a    No      No
CALL PFIZER INC
  JAN 23.375 ****    Equity Option     7170819A3       814,500       360  CALL     Sole     None      n/a    No      No
CALL PFIZER INC
  JAN 26.625 ****    Equity Option     7170819A3     1,925,000     1,000  CALL     Sole     None      n/a    No      No
CALL PFIZER INC
  JAN 23.375****     Equity Option  7170819A3228     3,567,963     1,577  CALL     Sole     None      n/a    No      No
CALL RADIOSHACK
  JAN 030 ****       Equity Option  8749229A7068       521,250       300  CALL     Sole     None      n/a    No      No
CALL SAFEWAY, INC
  JAN 040 ****       Equity Option     7865029A4     1,020,000       400  CALL     Sole     None      n/a    No      No
CALL SCHERNG PLGH
  JAN 035 PSE        Equity Option     8066099A3       723,750       300  CALL     Sole     None      n/a    No      No
CALL SCHLUMBERGER
  JAN 060 ****       Equity Option  8069049A8298       353,750       100  CALL     Sole     None      n/a    No      No
CALL SOLECTRON CP
  JAN 030 CBOE       Equity Option  83490E9A2068       828,000       720  CALL     Sole     None      n/a    No      No
CALL SUN MICROSYS
  JAN 010 ****       Equity Option  86681D9A6028       780,000       400  CALL     Sole     None      n/a    No      No
CALL SUN MICROSYS
  JAN 015 ****       Equity Option     86681D9A6       635,000       400  CALL     Sole     None      n/a    No      No
CALL SUN MICROSYS
  JAN 025 ****       Equity Option  86681D9A6058       820,000       800  CALL     Sole     None      n/a    No      No
CALL TELLABS INC
  JAN 040 PBW        Equity Option  8799569A0088       475,125       210  CALL     Sole     None      n/a    No      No
CALL TEXAS INSTRS
  JAN 040 ****       Equity Option  88251K9A6088       804,375       390  CALL     Sole     None      n/a    No      No
CALL TEXAS INSTRS
  JAN 055 ****       Equity Option  88251J9A9118       215,000       200  CALL     Sole     None      n/a    No      No





                                6




CALL TYCO INTL
  JAN 030 ****       Equity Option  9019179A4068     1,006,250       350  CALL     Sole     None      n/a    No      No
CALL VIACOM CL B
  JAN 050 CBOE       Equity Option  92552N9A8108       325,000       400  CALL     Sole     None      n/a    No      No
CALL WAL-MART STR
  JAN 030 CBOE       Equity Option  9311459A6068     1,560,000       600  CALL     Sole     None      n/a    No      No
CALL WAL-MART STR
  JAN 040 CBOE       Equity Option     9311459A6       705,000       400  CALL     Sole     None      n/a    No      No
CALL WAL-MART STR
  JAN 050 ****       Equity Option  9309019A3108       335,000       200  CALL     Sole     None      n/a    No      No
CENDANT CORP         Common Stock      151313103       192,500    20,000  SH       Sole     None      Yes    No      No
CISCO SYSTEMS INC    Common Stock   17275R102000    13,261,275   346,700  SH       Sole     None      Yes    No      No
CITIGROUP INC        Common Stock   172967101000     4,181,958    81,898  SH       Sole     None      Yes    No      No
CITIGROUP INC        Common Stock   172967101000     1,906,335    37,333  SH       Sole     None      Yes    No      No
DANIELSON HOLDING
  CORP               Common Stock      236274106        46,940    10,287  SH       Sole     None      Yes    No      No
ELI LILLY & CO       Common Stock   532457108000     1,302,882    14,000  SH       Sole     None      Yes    No      No
EMERSON ELECTRIC CO  Common Stock   291011104000       260,083     3,300  SH       Sole     None      Yes    No      No
ENRON CORP           Common Stock   293561106000     1,737,313    20,900  SH       Sole     None      Yes    No      No
FANNIE MAE           Common Stock   313586109000     4,597,750    53,000  SH       Sole     None      Yes    No      No
FREDDIE MAC-VOTING
  COMMON             Common Stock   313400301000     7,920,625   115,000  SH       Sole     None      Yes    No      No
HEWLETT PACKARD CO   Common Stock   428236103000       631,260    20,000  SH       Sole     None      Yes    No      No
HOME DEPOT INC       Common Stock   437076102000     1,324,952    29,000  SH       Sole     None      Yes    No      No
INDIANA TRANSN FIN
  AUTH ARPT          Common Stock   455135BN2060        25,148    25,000  SH       Sole     None      Yes    No      No
INTEL CORP           Common Stock   458140100000     2,297,570    76,200  SH       Sole     None      Yes    No      No
LAS VEGAS RESORTS
  CORP               Bond           517831103000            -     19,704  SH       Sole     None      Yes    No      No
MORGAN STANLEY
  DEAN WITTER &      Common Stock   617446448000     1,149,125    14,500  SH       Sole     None      Yes    No      No
PFIZER INC           Common Stock   717081103000     1,306,400    28,400  SH       Sole     None      Yes    No      No
RESERVE FUND PRIMARY Common Stock   761056100000       650,629   650,629  SH       Sole     None      Yes    No      No
SUN MICROSYSTEMS
  INC                Common Stock   866810104000     3,345,000   120,000  SH       Sole     None      Yes    No      No
TEXAS INSTRUMENTS
  INC                Common Stock   882508104000     2,406,650    50,800  SH       Sole     None      Yes    No      No
TIME WARNER INC      Common Stock   887315109000     3,327,688    63,700  SH       Sole     None      Yes    No      No
TRADITIONAL INDS
  INC SUB DEB        Bond           892682AA3020            -  1,100,000  SH       Sole     None      Yes    No      No
UNITED STATES
  TREASURY BONDS     Bond           912810EL8060        77,588    60,000  SH       Sole     None      Yes    No      No
UNITED STATES
  TREASURY NOTES     Bond           912827Z62060        53,328    50,000  SH       Sole     None      Yes    No      No
UNIVERSITY
  CINCINNATI OHIO    Bond           914116BU1060        25,182    25,000  SH       Sole     None      n/a    No      No
VIACOM INC-CL B      Common Stock   925524308000       985,724    21,085  SH       Sole     None      n/a    No      No
WAL-MART STORES NTS  Common Stock   931142AV5020     5,241,700    50,000  SH       Sole     None      Yes    No      No





                                7




WALT DISNEY CO
  HOLDING CO         Common Stock   254687106000        17,363       600  SH       Sole     None      Yes    No      No

tOTAL                                              147,210,146
















































02745002.AA4
                                8